UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick T. Brennan
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ Patrick T. Brennan              St. Helena, CA
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                          -----------

Form 13F Information Table Entry Total:   66
                                          -----------

Form 13F Information Table Value Total:   162,314,081
                                          -----------
                                          (thousands)

List of Other Included Managers:

NONE

AS OF 03/31/11
                      SYMBOL  CLASS     CUSIP       MARKET VALUE     TOTAL SHARES     03/31/10 PRICE   DISCRETION   VOTING AUTH
                      ------  -----     -----       ------------     ------------     --------------   ----------   -----------
3M CO                 mmm     com     88579Y10        $1,541,815         16490             $ 93.50        sole         none
ABBOTT LABS           abt     com     00282410        $3,661,239         74643             $ 49.05        sole         none
AIR PRODS & CHEM      APD     com     00915810          $721,440          8000             $ 90.18        sole         none
ALTRIA GROUP INC      mo      com     02209S10        $5,114,999        196504             $ 26.03        sole         none
AT&T INC              t       com     00206R10          $411,766         13452             $ 30.61        sole         none
BANCO LATINOAM-E      blx     com      2069485        $3,366,759        192827             $ 17.46        sole         none
BANK NY MELLON        bk      com     06405810        $1,621,403         54282             $ 29.87        sole         none
BANK OF AMER CRP      BML L   pfd     06050558        $1,050,588         54861             $ 19.15        sole         none
BANK OF AMER CRP      BAC E   pfd     06050581        $1,309,838         69377             $ 18.88        sole         none
BERKSHIRE HATH-A      BRK/A   com     08467010          $501,200             4        $ 125,300.00        sole         none
BERKSHIRE HATH-B      BRK/B   com     08467070          $995,197         11900             $ 83.63        sole         none
BROWN-FORMAN -B       BF/B    com     11563720        $2,783,567         40755             $ 68.30        sole         none
CAPITOL FEDERAL       cffn    com     14057J10          $696,193         61774             $ 11.27        sole         none
CATERPILLAR INC       cat     com     14912310        $4,070,065         36552            $ 111.35        sole         none
CBS CORP-B            cbs     com     12485720        $3,274,280        130762             $ 25.04        sole         none
CHEVRON CORP          cvx     com     16676410        $3,719,154         34600            $ 107.49        sole         none
COCA-COLA CO/THE      ko      com     19121610          $601,836          9072             $ 66.34        sole         none
COMMONWEALTH REI      cwh     com     20323310        $1,352,180         52067             $ 25.97        sole         none
CONS EDISON INC       ed      com     20911510          $267,802          5280             $ 50.72        sole         none
CONSTELLATION-A       stz     com     21036P10        $1,722,989         84960             $ 20.28        sole         none
DOMINION RES/VA       d       com     25746U10        $2,750,883         61541             $ 44.70        sole         none
EQUIFAX INC           efx     com     29442910          $863,907         22237             $ 38.85        sole         none
EQUITY ONE INC        eqy     com     29475210        $2,358,000        125626             $ 18.77        sole         none
EXXON MOBIL CORP      xom     com     30231G10        $7,332,266         87154             $ 84.13        sole         none
FIRSTENERGY CORP      fe      com     33793210          $256,144          6906             $ 37.09        sole         none
FRANKLIN RES INC      ben     com     35461310        $1,782,640         14252            $ 125.08        sole         none
FRONTIER COMMUNI      ftr     com     35906A10          $106,926         13008              $ 8.22        sole         none
GENERAL ELECTRIC      ge      com     36960410        $3,350,796        167122             $ 20.05        sole         none
GOLDMAN SACHS GP      GS A    pfd     38143Y66        $4,101,471        183265             $ 22.38        sole         none
GOVERNMENT PROPE      gov     com     38376A10        $6,436,139        239618             $ 26.86        sole         none
GRACO INC             ggg     com     38410910        $1,183,923         26026             $ 45.49        sole         none
HJ HEINZ CO           hnz     com     42307410          $998,906         20461             $ 48.82        sole         none
IBM                   ibm     com     45920010        $3,026,579         18560            $ 163.07        sole         none
INTEL CORP            INTC    com     45814010          $201,800         10000             $ 20.18        sole         none
JOHNSON&JOHNSON       jnj     com     47816010       $10,820,413        182623             $ 59.25        sole         none
JPMORGAN CHASE        jpm     com     46625H10        $2,036,375         44173             $ 46.10        sole         none
KIMBERLY-CLARK        kmb     com     49436810        $2,467,337         37802             $ 65.27        sole         none
KINDER MORGAN EN      kmp     com     49455010        $1,272,051         17169             $ 74.09        sole         none
KRAFT FOODS INC       kft     com     50075N10        $2,936,550         93640             $ 31.36        sole         none
LABORATORY CP         lh      com     50540R40        $1,915,014         20786             $ 92.13        sole         none
LIBERTY-INTER A       linta   com     53071M10        $1,075,402         67045             $ 16.04        sole         none
LOCKHEED MARTIN       lmt     com     53983010        $3,438,386         42766             $ 80.40        sole         none
LOWE'S COS INC        low     com     54866110        $2,132,187         80673             $ 26.43        sole         none
MASCO CORP            mas     com     57459910        $1,176,797         84540             $ 13.92        sole         none
MCDONALDS CORP        mcd     com     58013510        $3,629,645         47702             $ 76.09        sole         none
NEXTERA ENERGY        nee     com     65339F10        $1,251,334         22702             $ 55.12        sole         none
ORITANI FINANCIA      orit    com     68633D10        $1,367,284        107830             $ 12.68        sole         none
OXFORD INDS INC       oxm     com     69149730        $6,019,013        176046             $ 34.19        sole         none
PEPSICO INC           pep     com     71344810        $5,309,767         82437             $ 64.41        sole         none
PHILIP MORRIS IN      pm      com     71817210       $10,273,458        156536             $ 65.63        sole         none
PROCTER & GAMBLE      pg      com     74271810          $843,181         13688             $ 61.60        sole         none
PROGRESS ENERGY       pgn     com     74326310        $2,834,842         61440             $ 46.14        sole         none
REDWOOD TRUST         rwt     com     75807540        $4,734,229        304452             $ 15.55        sole         none
SCANA CORP            scg     com     80589M10        $1,650,823         41931             $ 39.37        sole         none
SCRIPPS NET-CL A      sni     com     81106510        $1,587,903         31701             $ 50.09        sole         none
SOTHEBY'S             bid     com     83589810        $2,281,315         43371             $ 52.60        sole         none
STAPLES INC           spls    com     85503010          $950,745         48957             $ 19.42        sole         none
SYMETRA FINANCIA      sya     com     87151Q10        $1,040,726         76524             $ 13.60        sole         none
T ROWE PRICE GRP      trow    com     74144T10        $1,684,810         25366             $ 66.42        sole         none
TRAVELERS COS IN      trv     com     89417E10        $1,226,834         20626             $ 59.48        sole         none
UNITED TECH CORP      UTX     com     91301710          $507,900          6000             $ 84.65        sole         none
VERIZON COMMUNIC      vz      com     92343V10        $3,193,386         82859             $ 38.54        sole         none
WALT DISNEY CO        dis     com     25468710        $3,478,957         80737             $ 43.09        sole         none
WELLS FARGO & CO      wfc     com     94974610          $204,466          6448             $ 31.71        sole         none
WESTAMERICA BANC      wabc    com     95709010        $4,692,906         91355             $ 51.37        sole         none
WINDSTREAM CORP       win     com     97381W10          $745,353         57869             $ 12.88        sole         none
                                                    $162,314,081